Share-Based Compensation (Details3) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2006 E-House Plan	Dec. 31, 2011 E-House Plan Restricted Shares: Y	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2009 E-House Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares: Y	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2009 CRIC Plan Restricted Shares:	Aug. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement manager	Dec. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement Y
Summary of restricted share activity
Award vesting period (in years)	3 years	3 years
Unvested at the beginning of the period (in shares)		1,583,035			225,000
Vested (in shares)		(630,603)			(75,000)
Forfeited (in shares)		(61,336)
Unvested at the end of the period (in shares)		919,096	1,583,035		150,000	225,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 15.90			$ 2.59
Granted (in dollars per share)		$ 11.57
Vested (in dollars per share)		$ 16.21			$ 2.59
Forfeited (in dollars per share)		$ 15.96
Unvested at the end of the period (in dollars per share)		$ 15.56	$ 15.90		$ 2.59	$ 2.59
Additional disclosure
Total fair value of restricted shares vested		$ 10,219,188	$ 5,782,457	$ 200,160	$ 194,196	$ 194,196
Total unrecognized compensation expense		13,405,429			212,583				548,758
Weighted average period over which cost is expected to be recognized (in years)		1.52			1.24				1.0
Compensation expense		10,668,117	5,403,940	321,687	180,322	180,322	148,056		182,918
Number of senior managers in equity compensation arrangement								3
Equity interest granted (as a percent)								3.50%
Service period (in months)								16 months
Fair value of equity interest granted								$ 731,676